UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22957
Invesco Management Trust
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2025
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Conservative Income Fund
Class A: ICIVX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Conservative Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Conservative Income Fund (Class A)	$20	0.40%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,755,023,945
Total number of portfolio holdings	193
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Conservative Income Fund
Class Y: ICIYX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Conservative Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Conservative Income Fund (Class Y)	$15	0.30%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,755,023,945
Total number of portfolio holdings	193
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Conservative Income Fund
Institutional Class: ICIFX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Conservative Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Conservative Income Fund (Institutional Class)	$14	0.28%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,755,023,945
Total number of portfolio holdings	193
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Conservative Income Fund
Class R6: ICIRX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Invesco Conservative Income Fund (the “Fund”) for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Conservative Income Fund (Class R6)	$15	0.30%
*	Annualized.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,755,023,945
Total number of portfolio holdings	193
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
CINC-SAR-A
Invesco Conservative Income Fund

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements and Other Information
February 28, 2025
Invesco Conservative Income Fund
Nasdaq:
A: ICIVX ■ Y: ICIYX ■ Institutional: ICIFX ■ R6: ICIRX

2	Schedule of Investments
9	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
17	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
February 28, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Dollar Denominated Bonds & Notes-69.15%
Agricultural Products & Services-0.57%
Cargill, Inc. (SOFR + 0.61%)(b)(c)	4.97%	02/11/2028	$10,000	$10,020,983
Asset Management & Custody Banks-2.69%
Bank of New York Mellon Corp. (The) (SOFR + 0.45%)(c)	4.84%	03/13/2026	4,750	4,751,198
Blue Owl Capital Corp.	4.25%	01/15/2026	10,000	9,942,179
Mizuho Markets Cayman L.P. (Japan) (SOFR + 1.10%)(b)(c)	5.48%	11/21/2025	15,000	15,073,935
State Street Corp. (SOFR + 0.64%)(c)	5.01%	10/22/2027	2,857	2,866,005
State Street Corp. (SOFR + 0.85%)(c)	5.22%	08/03/2026	14,458	14,547,759
				47,181,076
Automobile Manufacturers-3.43%
Daimler Truck Finance North America LLC (Germany)(b)	5.13%	09/25/2027	5,905	5,978,150
Daimler Truck Finance North America LLC (Germany)(b)	5.60%	08/08/2025	6,450	6,470,398
Mercedes-Benz Finance North America LLC (Germany)(b)	4.80%	03/30/2026	11,104	11,146,731
Mercedes-Benz Finance North America LLC (Germany) (SOFR + 0.57%)(b)(c)	4.95%	08/01/2025	10,000	10,013,639
Volkswagen Group of America Finance LLC (Germany)(b)	3.35%	05/13/2025	5,637	5,621,580
Volkswagen Group of America Finance LLC (Germany)(b)	3.95%	06/06/2025	1,000	997,945
Volkswagen Group of America Finance LLC (Germany) (SOFR + 0.83%)(b)(c)	5.20%	03/20/2026	10,000	10,007,688
Volkswagen Group of America Finance LLC (Germany)(b)	6.00%	11/16/2026	9,785	9,968,386
				60,204,517
Biotechnology-0.91%
AbbVie, Inc.	4.80%	03/15/2027	15,769	15,910,066
Broadline Retail-0.80%
eBay, Inc.	1.40%	05/10/2026	4,500	4,343,037
eBay, Inc.	1.90%	03/11/2025	9,650	9,643,829
				13,986,866
Construction Machinery & Heavy Transportation Equipment-0.57%
John Deere Capital Corp. (SOFR + 0.44%)(c)	4.86%	03/06/2026	10,000	10,021,388
Consumer Finance-5.26%
American Express Co. (SOFR + 1.35%)(c)	5.73%	10/30/2026	15,000	15,112,173
American Honda Finance Corp. (SOFR + 0.72%)(c)	5.08%	10/05/2026	15,000	15,065,064
American Honda Finance Corp. (SOFR + 0.78%)(c)	5.16%	04/23/2025	12,000	12,010,325
BMW US Capital LLC (Germany) (SOFR + 0.80%)(b)(c)	5.18%	08/13/2026	10,811	10,870,861
Capital One Financial Corp.	3.75%	03/09/2027	6,081	5,976,709
General Motors Financial Co., Inc. (SOFR + 1.17%)(c)	5.53%	04/04/2028	10,000	9,999,685
Toyota Motor Credit Corp. (SOFR + 0.65%)(c)	5.01%	01/05/2026	15,000	15,042,034
Toyota Motor Credit Corp.	5.40%	11/20/2026	8,000	8,152,009
				92,228,860
Diversified Banks-21.41%
Australia and New Zealand Banking Group Ltd. (Australia) (SOFR + 0.81%)(b)(c)	5.17%	01/18/2027	14,000	14,108,216
Bank of America N.A.	5.53%	08/18/2026	15,000	15,249,617
Bank of Montreal (Canada) (SOFR + 0.76%)(c)	5.18%	06/04/2027	10,000	10,059,169
Bank of Montreal (Canada) (SOFR + 0.95%)(c)	5.32%	09/25/2025	15,000	15,056,109
Bank of Nova Scotia (The) (Canada) (SOFR + 1.09%)(c)	5.48%	06/12/2025	20,000	20,048,229
Barclays Bank PLC (United Kingdom) (SOFR + 0.58%)(c)	4.36%	08/14/2026	12,000	11,995,927
Canadian Imperial Bank of Commerce (Canada) (SOFR + 0.93%)(c)	5.33%	09/11/2027	10,000	10,068,586
Canadian Imperial Bank of Commerce (Canada) (SOFR + 1.22%)(c)	5.59%	10/02/2026	15,000	15,169,349
Citizens Bank N.A.	2.25%	04/28/2025	10,500	10,460,567
Commonwealth Bank of Australia (Australia) (SOFR + 0.75%)(b)(c)	5.14%	03/13/2026	14,512	14,572,042
Cooperatieve Rabobank U.A. (Netherlands) (SOFR + 0.62%)(c)	5.00%	08/28/2026	8,035	8,066,789
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)
Fifth Third Bank N.A.	3.95%	07/28/2025	$10,000	$9,977,704
Fifth Third Bank N.A. (SOFR + 0.81%)(c)	5.19%	01/28/2028	5,300	5,323,727
Huntington National Bank (The) (SOFR + 0.72%)(c)	5.09%	04/12/2028	6,897	6,907,464
ING Groep N.V. (Netherlands) (SOFR + 1.56%)(c)	5.96%	09/11/2027	10,000	10,154,643
JPMorgan Chase Bank N.A.	5.11%	12/08/2026	7,589	7,689,671
National Australia Bank Ltd. (Australia)	4.97%	01/12/2026	13,334	13,403,391
National Bank of Canada (Canada) (SOFR + 0.80%)(c)	5.18%	08/20/2026	10,000	9,992,385
National Bank of Canada (Canada) (SOFR + 1.03%)(c)	5.40%	07/02/2027	5,797	5,824,346
Nordea Bank Abp (Finland) (SOFR + 0.74%)(b)(c)	5.11%	03/19/2027	14,286	14,351,912
PNC Financial Services Group, Inc. (The)(d)	5.81%	06/12/2026	10,000	10,028,315
Royal Bank of Canada (Canada) (SOFR + 0.95%)(c)	5.32%	01/19/2027	16,667	16,784,666
Societe Generale S.A. (France)(b)(d)	1.49%	12/14/2026	10,437	10,175,517
Sumitomo Mitsui Trust Bank Ltd. (Japan)(b)	5.20%	03/07/2027	6,557	6,646,896
Sumitomo Mitsui Trust Bank Ltd. (Japan)(b)	5.65%	09/14/2026	4,349	4,425,435
Swedbank AB (Sweden) (SOFR + 1.38%)(b)(c)	5.77%	06/15/2026	15,000	15,177,602
Swedbank AB (Sweden)(b)	6.14%	09/12/2026	8,130	8,318,965
Toronto-Dominion Bank (The) (Canada)	4.57%	12/17/2026	8,000	8,013,752
Toronto-Dominion Bank (The) (Canada) (SOFR + 0.82%)(c)	5.20%	01/31/2028	8,791	8,811,307
Toronto-Dominion Bank (The) (Canada) (SOFR + 1.00%)(c)	5.37%	10/20/2026	9,800	9,821,911
Toronto-Dominion Bank (The) (Canada) (SOFR + 1.08%)(c)	5.45%	07/17/2026	13,050	13,171,656
U.S. Bank N.A. (SOFR + 0.69%)(c)	5.06%	10/22/2027	10,000	10,027,814
Wells Fargo & Co. (SOFR + 0.78%)(c)	5.16%	01/24/2028	7,461	7,474,472
Wells Fargo Bank N.A. (SOFR + 0.71%)(c)	5.08%	01/15/2026	6,400	6,419,489
Wells Fargo Bank N.A. (SOFR + 0.80%)(c)	5.18%	08/01/2025	12,000	12,024,267
				375,801,907
Diversified Capital Markets-2.52%
Morgan Stanley Bank N.A. (SOFR + 0.69%)(c)	5.05%	10/15/2027	10,000	10,033,030
Morgan Stanley Bank N.A. (SOFR + 0.78%)(c)	5.15%	07/16/2025	13,514	13,536,500
UBS AG (Switzerland)(d)	4.86%	01/10/2028	5,608	5,634,198
UBS AG (Switzerland)	5.80%	09/11/2025	14,927	15,031,383
				44,235,111
Diversified Metals & Mining-1.34%
BHP Billiton Finance (USA) Ltd. (Australia)	5.25%	09/08/2026	14,815	15,006,624
Glencore Funding LLC (Australia) (SOFR + 1.06%)(b)(c)	5.42%	04/04/2027	8,522	8,569,104
				23,575,728
Electric Utilities-1.93%
Georgia Power Co. (SOFR + 0.75%)(c)	5.13%	05/08/2025	15,000	15,017,511
NextEra Energy Capital Holdings, Inc. (SOFR + 0.76%)(c)	5.14%	01/29/2026	11,456	11,503,712
NextEra Energy Capital Holdings, Inc. (SOFR + 0.80%)(c)	5.18%	02/04/2028	7,330	7,366,990
				33,888,213
Health Care Services-0.47%
Quest Diagnostics, Inc.	3.50%	03/30/2025	8,300	8,289,760
Home Improvement Retail-0.65%
Home Depot, Inc. (The)	5.15%	06/25/2026	4,504	4,557,603
Lowe’s Cos., Inc.	4.80%	04/01/2026	6,766	6,794,278
				11,351,881
Hotels, Resorts & Cruise Lines-0.68%
Marriott International, Inc.	3.75%	03/15/2025	12,000	11,992,118
Integrated Oil & Gas-0.37%
Chevron U.S.A., Inc. (SOFR + 0.36%)(c)	4.72%	02/26/2027	6,465	6,471,725
Investment Banking & Brokerage-1.75%
Goldman Sachs Group, Inc. (The) (SOFR + 1.07%)(c)	5.44%	08/10/2026	12,000	12,036,151
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Investment Banking & Brokerage-(continued)
Jefferies Financial Group, Inc.	5.00%	02/10/2026	$9,130	$9,148,551
Jefferies Financial Group, Inc.	5.15%	09/15/2025	9,500	9,500,119
				30,684,821
Life & Health Insurance-14.31%
Athene Global Funding(b)	4.95%	01/07/2027	11,000	11,050,239
Athene Global Funding (SOFR + 1.03%)(b)(c)	5.41%	08/27/2026	10,000	10,064,670
Athene Global Funding (SOFR + 1.21%)(b)(c)	5.58%	03/25/2027	12,000	12,119,460
Athene Global Funding(b)	5.62%	05/08/2026	12,000	12,146,746
Brighthouse Financial Global Funding(b)	5.55%	04/09/2027	8,150	8,259,990
CNO Global Funding(b)	4.88%	12/10/2027	4,918	4,926,348
Corebridge Global Funding(b)	4.65%	08/20/2027	8,230	8,254,971
Corebridge Global Funding (SOFR + 0.75%)(b)(c)	5.11%	01/07/2028	10,000	10,028,162
Corebridge Global Funding (SOFR + 1.30%)(b)(c)	5.67%	09/25/2026	15,000	15,152,376
Corebridge Global Funding(b)	5.75%	07/02/2026	7,758	7,883,604
Equitable Financial Life Global Funding(b)	4.88%	11/19/2027	11,943	12,009,595
GA Global Funding Trust(b)	2.25%	01/06/2027	3,700	3,536,995
GA Global Funding Trust(b)	4.40%	09/23/2027	6,993	6,940,545
Jackson National Life Global Funding(b)	5.50%	01/09/2026	16,667	16,796,598
Jackson National Life Global Funding(b)	5.55%	07/02/2027	6,719	6,849,641
MassMutual Global Funding II (SOFR + 0.77%)(b)(c)	5.15%	01/29/2027	15,000	15,076,507
MassMutual Global Funding II (SOFR + 0.98%)(b)(c)	5.35%	07/10/2026	13,500	13,609,907
Met Tower Global Funding(b)	5.40%	06/20/2026	10,000	10,137,392
Pacific Life Global Funding II (SOFR + 0.60%)(b)(c)	4.97%	03/27/2026	9,750	9,768,859
Pacific Life Global Funding II (SOFR + 0.86%)(b)(c)	5.25%	06/16/2025	5,500	5,509,563
Pacific Life Global Funding II (SOFR + 1.05%)(b)(c)	5.43%	07/28/2026	12,500	12,614,957
Pricoa Global Funding I(b)	5.55%	08/28/2026	3,407	3,466,989
Principal Life Global Funding II(b)	4.60%	08/19/2027	4,777	4,791,985
Principal Life Global Funding II(b)	5.00%	01/16/2027	4,500	4,544,733
Protective Life Global Funding(b)	5.37%	01/06/2026	10,339	10,411,487
Reliance Standard Life Global Funding II(b)	2.75%	05/07/2025	8,151	8,117,386
Reliance Standard Life Global Funding II(b)	5.24%	02/02/2026	7,125	7,145,451
				251,215,156
Multi-line Insurance-0.58%
USAA Capital Corp.(b)	5.25%	06/01/2027	10,000	10,207,355
Oil & Gas Refining & Marketing-0.57%
Marathon Petroleum Corp.	4.70%	05/01/2025	10,000	9,997,372
Oil & Gas Storage & Transportation-1.69%
Enbridge, Inc. (Canada)	5.25%	04/05/2027	4,666	4,727,578
Kinder Morgan, Inc.	4.30%	06/01/2025	25,000	24,961,494
				29,689,072
Packaged Foods & Meats-0.48%
Campbell’s Company (The)	3.95%	03/15/2025	6,000	5,996,344
The Campbell’s Company	5.30%	03/20/2026	2,352	2,369,211
				8,365,555
Pharmaceuticals-0.85%
Bristol-Myers Squibb Co. (SOFR + 0.49%)(c)	4.87%	02/20/2026	4,651	4,666,915
Eli Lilly and Co.	5.00%	02/27/2026	10,257	10,258,861
				14,925,776
Retail REITs-0.21%
Realty Income Corp.	5.05%	01/13/2026	3,687	3,686,839
Self-Storage REITs-0.57%
Public Storage Operating Co. (SOFR + 0.70%)(c)	5.07%	04/16/2027	10,000	10,056,260
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Soft Drinks & Non-alcoholic Beverages-0.58%
Keurig Dr Pepper, Inc. (SOFR + 0.88%)(c)	5.27%	03/15/2027	$10,000	$10,097,507
Specialized Finance-1.73%
National Rural Utilities Cooperative Finance Corp.	5.10%	05/06/2027	15,000	15,195,634
National Rural Utilities Cooperative Finance Corp. (SOFR + 0.82%)(c)	5.21%	09/16/2027	15,000	15,131,074
				30,326,708
Specialty Chemicals-0.26%
Sherwin-Williams Co. (The)	4.55%	03/01/2028	4,587	4,594,770
Systems Software-0.91%
Oracle Corp.	2.50%	04/01/2025	4,000	3,993,111
Oracle Corp.	2.95%	05/15/2025	12,000	11,958,379
				15,951,490
Telecom Tower REITs-0.44%
American Tower Corp.	4.40%	02/15/2026	7,765	7,745,912
Trading Companies & Distributors-0.62%
Air Lease Corp.	3.38%	07/01/2025	11,000	10,953,548
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,206,559,939)				1,213,658,340
Commercial Paper-12.80%(e)
Automobile Manufacturers-2.03%
Harley-Davidson Financial Services, Inc.(b)	4.82%	03/13/2025	3,307	3,301,497
Harley-Davidson Financial Services, Inc.(b)	4.88%	04/02/2025	10,000	9,956,990
Harley-Davidson Financial Services, Inc.(b)	4.90%	04/09/2025	10,000	9,947,720
Harley-Davidson Financial Services, Inc.(b)	4.91%	04/23/2025	12,500	12,411,475
				35,617,682
Diversified Capital Markets-1.14%
Brookfield BRP Holdings Canada, Inc. (Canada)	4.84%	03/07/2025	12,000	11,989,548
Brookfield BRP Holdings Canada, Inc. (Canada)	4.81%	03/24/2025	8,000	7,975,888
				19,965,436
Electric Utilities-1.23%
Brookfield BRP Holdings Canada, Inc. (Canada)	4.81%	03/20/2025	15,000	14,962,410
Eversource Energy(b)	4.67%	03/31/2025	6,687	6,661,456
				21,623,866
Health Care Facilities-0.85%
CommonSpirit Health; Series A	5.51%	03/19/2025	15,000	14,962,020
Health Care Services-0.68%
CVS Health Corp.(b)	5.05%	04/07/2025	12,000	11,940,360
Leisure Products-1.89%
Brunswick Corp.(b)	4.91%	03/04/2025	18,200	18,190,845
Brunswick Corp.(b)	4.91%	03/06/2025	15,000	14,988,690
				33,179,535
Oil & Gas Exploration & Production-0.97%
APA Corp.(b)	4.94%	03/03/2025	12,000	11,994,971
Canadian Natural Resources Ltd. (Canada)(b)	4.84%	03/25/2025	5,000	4,983,565
				16,978,536
Oil & Gas Storage & Transportation-0.14%
Energy Transfer L.P.(b)	4.52%	03/03/2025	2,500	2,499,067
Packaged Foods & Meats-0.52%
Conagra Brands, Inc.(b)	4.87%	03/25/2025	9,200	9,169,704
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Paper & Plastic Packaging Products & Materials-1.09%
Sonoco Products Co.	4.94%	03/13/2025	$19,100	$19,065,926
Telecom Tower REITs-0.51%
Crown Castle, Inc.(b)	4.83%	03/11/2025	5,000	4,992,665
Crown Castle, Inc.(b)	4.87%	03/25/2025	4,000	3,986,592
				8,979,257
Trading Companies & Distributors-0.51%
Air Lease Corp.(b)	4.76%	03/27/2025	9,000	8,967,915
Transaction & Payment Processing Services-1.24%
Global Payments, Inc.	4.94%	03/05/2025	1,700	1,698,844
Global Payments, Inc.	4.94%	03/07/2025	20,000	19,980,960
				21,679,804
Total Commercial Paper (Cost $224,637,445)				224,629,108
Asset-Backed Securities-9.89%
Auto Loans/Leases-6.94%
Barclays Dryrock Issuance Trust; Series 2023-2, Class A (30 Day Average SOFR + 0.90%)(c)	5.24%	08/15/2028	13,880	13,930,798
BMW Vehicle Lease Trust; Series 2024-2, Class A2A	4.29%	01/25/2027	4,278	4,274,824
CarMax Auto Owner Trust;
Series 2023-2, Class A2A	5.50%	06/15/2026	74	73,740
Series 2024-1, Class A3	4.92%	10/16/2028	9,860	9,939,991
Chesapeake Funding II LLC (Canada);
Series 2023-1A, Class A1(b)	5.65%	05/15/2035	3,347	3,372,145
Series 2023-2A, Class A2 (30 Day Average SOFR + 1.10%)(b)(c)	5.44%	10/15/2035	9,365	9,420,062
Series 2024-1A, Class A2 (30 Day Average SOFR + 0.77%)(b)(c)	5.11%	05/15/2036	2,127	2,133,250
Citizens Auto Receivables Trust;
Series 2023-2, Class A2A(b)	6.09%	10/15/2026	2,005	2,009,544
Series 2024-2, Class A3(b)	5.33%	08/15/2028	7,625	7,711,354
DLLAD LLC; Series 2023-1A, Class A2(b)	5.19%	04/20/2026	403	403,793
DLLST LLC; Series 2024-1A, Class A3(b)	5.05%	08/20/2027	5,440	5,470,645
Enterprise Fleet Financing LLC;
Series 2023-3, Class A2(b)	6.40%	03/20/2030	6,999	7,126,014
Series 2024-1, Class A2(b)	5.23%	03/20/2030	3,180	3,206,844
Series 2024-3, Class A2(b)	5.31%	04/20/2027	3,750	3,772,485
Series 2024-4, Class A2(b)	4.69%	07/20/2027	4,125	4,139,307
Ford Credit Auto Owner Trust; Series 2023-B, Class A2A	5.57%	06/15/2026	2,199	2,202,687
GreatAmerica Leasing Receivables Funding LLC;
Series 2023-1, Class A2(b)	5.35%	02/16/2026	2,053	2,057,047
Series 2024-2, Class A3(b)	5.00%	09/15/2028	4,000	4,054,259
Hyundai Auto Lease Securitization Trust; Series 2024-C, Class A2B (30 Day Average SOFR + 0.50%)(b)(c)	4.84%	03/15/2027	3,366	3,370,966
John Deere Owner Trust;
Series 2023-B, Class A2	5.59%	06/15/2026	983	984,247
Series 2023-C, Class A2	5.76%	08/17/2026	2,433	2,438,107
Mercedes-Benz Auto Lease Trust; Series 2024-A, Class A2A	5.44%	02/16/2027	7,759	7,793,228
Porsche Innovative Lease Owner Trust; Series 2024-1A, Class A3(b)	4.67%	11/22/2027	2,500	2,510,635
Tesla Auto Lease Trust; Series 2023-A, Class A3(b)	5.89%	06/22/2026	2,790	2,798,427
USAA Auto Owner Trust; Series 2023-A, Class A2(b)	5.83%	07/15/2026	299	299,191
Wheels Fleet Lease Funding 1 LLC;
Series 2023-2A, Class A(b)	6.46%	08/18/2038	7,554	7,684,299
Series 2024-1A, Class A2 (1 mo. Term SOFR + 0.83%)(b)(c)	5.14%	02/18/2039	4,600	4,618,012
Series 2024-2A, Class A2 (1 mo. Term SOFR + 1.00%)(b)(c)	5.31%	06/21/2039	4,000	4,025,565
				121,821,466
Equipment Leasing-0.57%
Dell Equipment Finance Trust;
Series 2023-3, Class A2(b)	6.10%	04/23/2029	1,242	1,245,415
Series 2024-1, Class A3(b)	5.39%	03/22/2030	2,750	2,785,879
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Equipment Leasing-(continued)
HPEFS Equipment Trust; Series 2024-2A, Class A2(b)	5.50%	10/20/2031	$6,000	$6,019,457
				10,050,751
Specialized Finance-2.38%
Capital One Multi-Asset Execution Trust; Series 2022-A3, Class A	4.95%	10/15/2027	10,000	10,036,714
DLLMT LLC; Series 2023-1A, Class A2(b)	5.78%	11/20/2025	886	887,045
First National Master Note Trust; Series 2024-1, Class A	5.34%	05/15/2030	3,870	3,947,843
Navient Private Education Refi Loan Trust;
Series 2020-FA, Class A(b)	1.22%	07/15/2069	4,528	4,215,128
Series 2021-FA, Class A(b)	1.11%	02/18/2070	2,866	2,521,258
Synchrony Card Funding LLC;
Series 2022-A2, Class A	3.86%	07/15/2028	10,000	9,976,131
Series 2024-A1, Class A	5.04%	03/15/2030	10,000	10,136,898
				41,721,017
Total Asset-Backed Securities (Cost $173,104,696)				173,593,234
Certificates of Deposit-2.00%
Diversified Banks-2.00%
Intesa Sanpaolo S.p.A. (New York Branch)	5.71%	07/16/2025	10,000	10,034,120
Intesa Sanpaolo S.p.A. (New York Branch)	5.00%	01/07/2026	10,000	10,009,280
Natixis S.A. (France) (SOFR + 0.60%)(c)	4.96%	08/04/2025	15,000	15,029,894
Total Certificates of Deposit (Cost $35,000,000)				35,073,294
U.S. Treasury Securities-0.57%
U.S. Treasury Notes-0.57%
U.S. Treasury Notes (Cost $9,953,541)	0.00%	03/31/2026	10,000	10,040,430
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-94.41% (Cost $1,649,255,621)				1,656,994,406
			Repurchase Amount
Repurchase Agreements-6.06%(f)
BofA Securities, Inc., term agreement dated 02/03/2025, maturing value of $20,008,050 (collateralized by corporate obligations, agency and non-agency mortgage-backed securities, non-agency asset-backed securities and commercial paper valued at $21,006,561; 0.00% - 14.82%; 03/03/2025 - 10/12/2110)(g)	4.83%	03/03/2025	20,008,050	20,000,000
CF Secured LLC, joint open agreement dated 02/07/2025 (collateralized by agency and non-agency asset-backed securities valued at $26,551,923; 1.58% - 11.00%; 01/25/2041 - 04/15/2070)(h)	5.11%	03/03/2025	15,050,925	15,000,000
Citigroup Global Markets, Inc., joint open agreement dated 05/15/2024 (collateralized by corporate obligations, non-agency mortgage-backed securities, a non-agency asset-backed security and commercial paper valued at $198,468,890; 0.00% - 10.84%; 09/28/2025 - 05/19/2062)(h)	5.03%	03/03/2025	20,078,244	20,000,000
Nomura Securities International, Inc., joint term agreement dated 02/14/2025, aggregate maturing value of $30,012,700 (collateralized by non-agency mortgage-backed securities and non-agency asset-backed securities valued at $33,000,000; 0.00% - 11.04%; 11/25/2029 - 07/25/2069)(g)	5.08%	03/03/2025	20,008,467	20,000,000
Santander US Capital Markets LLC, joint agreement dated 02/28/2025, aggregate maturing value of $20,808,233 (collateralized by non-agency asset-backed securities valued at $22,889,059; 0.00% - 7.30%; 12/25/2030 - 06/25/2037)	4.75%	03/03/2025	11,304,473	11,300,000
Santander US Capital Markets LLC, joint term agreement dated 02/05/2025, aggregate maturing value of $30,012,650 (collateralized by a non-agency mortgage-backed security and non-agency asset-backed securities valued at $33,417,012; 0.00% - 14.05%; 10/25/2025 - 09/20/2055)(g)	5.06%	03/03/2025	20,008,433	20,000,000
Total Repurchase Agreements (Cost $106,300,000)				106,300,000
TOTAL INVESTMENTS IN SECURITIES-100.47% (Cost $1,755,555,621)				1,763,294,406
OTHER ASSETS LESS LIABILITIES-(0.47)%				(8,270,461)
NET ASSETS-100.00%				$1,755,023,945
Investment Abbreviations:
REITs	-Real Estate Investment Trusts
SOFR	-Secured Overnight Financing Rate
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Conservative Income Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2025 was $685,790,034, which represented 39.08% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	Principal amount equals value at period end. See Note 1J.
(g)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(h)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Conservative Income Fund

Statement of Assets and Liabilities
February 28, 2025
(Unaudited)

Assets:
Investments in unaffiliated securities, excluding repurchase agreements, at value (Cost $1,649,255,621)	$1,656,994,406
Repurchase agreements, at value and cost	106,300,000
Cash	380,835
Receivable for:
Fund shares sold	4,274,748
Interest	12,381,544
Investment for trustee deferred compensation and retirement plans	25,150
Total assets	1,780,356,683
Liabilities:
Payable for:
Investments purchased	17,763,991
Fund shares reacquired	4,694,316
Dividends	2,348,078
Accrued fees to affiliates	405,953
Accrued trustees’ and officers’ fees and benefits	10,657
Accrued operating expenses	84,593
Trustee deferred compensation and retirement plans	25,150
Total liabilities	25,332,738
Net assets applicable to shares outstanding	$1,755,023,945
Net assets consist of:
Shares of beneficial interest	$1,762,966,852
Distributable earnings (loss)	(7,942,907)
$1,755,023,945
Net Assets:
Class A	$301,198,825
Class Y	$228,877,457
Institutional Class	$1,221,637,530
Class R6	$3,310,133
Shares outstanding, no par value, unlimited number of shares authorized:
Class A	29,901,038
Class Y	22,728,784
Institutional Class	121,302,673
Class R6	328,185
Class A:
Net asset value and offering price per share	$10.07
Class Y:
Net asset value and offering price per share	$10.07
Institutional Class:
Net asset value and offering price per share	$10.07
Class R6:
Net asset value and offering price per share	$10.09
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Conservative Income Fund

Statement of Operations
For the six months ended February 28, 2025
(Unaudited)
Investment income:
Interest	$46,984,649
Expenses:
Advisory fees	2,079,512
Administrative services fees	122,877
Custodian fees	4,919
Distribution fees:
Class A	144,285
Transfer agent fees - Class A	125,255
Transfer agent fees - Class Y	97,864
Transfer agent fees - Institutional Class	55,701
Transfer agent fees - Class R6	589
Trustees’ and officers’ fees and benefits	23,828
Registration and filing fees	52,046
Reports to shareholders	32,877
Professional services fees	39,906
Other	16,126
Total expenses	2,795,785
Less: Fees waived and expense offset arrangement(s)Less: Fees waived and expenses reimbursed	(146,452)
Net expenses	2,649,333
Net investment income	44,335,316
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	(88,055)
Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(129,724)
Net realized and unrealized gain (loss)	(217,779)
Net increase in net assets resulting from operations	$44,117,537
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Conservative Income Fund

Statement of Changes in Net Assets
For the six months ended February 28, 2025 and the year ended August 31, 2024
(Unaudited)
	February 28, 2025	August 31, 2024
Operations:
Net investment income	$44,335,316	$103,914,304
Net realized gain (loss)	(88,055)	(4,542,853)
Change in net unrealized appreciation (depreciation)	(129,724)	19,948,404
Net increase in net assets resulting from operations	44,117,537	119,319,855
Distributions to shareholders from distributable earnings:
Class A	(7,138,517)	(15,047,740)
Class Y	(5,687,984)	(12,722,718)
Institutional Class	(31,409,599)	(75,983,933)
Class R6	(99,150)	(135,903)
Total distributions from distributable earnings	(44,335,250)	(103,890,294)
Share transactions-net:
Class A	20,253,331	(29,489,515)
Class Y	7,320,736	(59,879,621)
Institutional Class	(49,469,392)	(454,406,068)
Class R6	(873,581)	1,941,269
Net increase (decrease) in net assets resulting from share transactions	(22,768,906)	(541,833,935)
Net increase (decrease) in net assets	(22,986,619)	(526,404,374)
Net assets:
Beginning of period	1,778,010,564	2,304,414,938
End of period	$1,755,023,945	$1,778,010,564
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Conservative Income Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover(c)
Class A
Six months ended 02/28/25	$10.07	$0.25	$0.00	$0.25	$(0.25)	$-	$(0.25)	$10.07	2.48%	$301,199	0.40%(d)	0.46%(d)	4.95%(d)	20%
Year ended 08/31/24	10.00	0.52	0.08	0.60	(0.53)	-	(0.53)	10.07	6.10	280,961	0.40	0.47	5.23	75
Year ended 08/31/23	9.93	0.32	0.08	0.40	(0.33)	-	(0.33)	10.00	4.08	308,223	0.40	0.44	3.26	63
Year ended 08/31/22	10.08	0.05	(0.14)	(0.09)	(0.05)	(0.01)	(0.06)	9.93	(0.86)	555,442	0.40	0.44	0.51	53
Year ended 08/31/21	10.10	0.03	(0.02)	0.01	(0.03)	(0.00)	(0.03)	10.08	0.10	1,065,418	0.40	0.44	0.29	68
Year ended 08/31/20	10.05	0.16	0.05	0.21	(0.16)	-	(0.16)	10.10	2.16	822,964	0.40	0.45	1.60	42
Class Y
Six months ended 02/28/25	10.07	0.25	0.00	0.25	(0.25)	-	(0.25)	10.07	2.53	228,877	0.30 (d)	0.36 (d)	5.05 (d)	20
Year ended 08/31/24	9.99	0.53	0.09	0.62	(0.54)	-	(0.54)	10.07	6.32	221,582	0.30	0.37	5.33	75
Year ended 08/31/23	9.93	0.33	0.07	0.40	(0.34)	-	(0.34)	9.99	4.08	279,619	0.30	0.34	3.36	63
Year ended 08/31/22	10.08	0.06	(0.14)	(0.08)	(0.06)	(0.01)	(0.07)	9.93	(0.76)	399,304	0.30	0.34	0.61	53
Year ended 08/31/21	10.09	0.04	(0.01)	0.03	(0.04)	(0.00)	(0.04)	10.08	0.34	575,250	0.26	0.34	0.43	68
Period ended 08/31/20(e)	10.04	0.13	0.03	0.16	(0.11)	-	(0.11)	10.09	1.64	448,154	0.28 (d)	0.32 (d)	1.72 (d)	42
Institutional Class
Six months ended 02/28/25	10.07	0.25	0.00	0.25	(0.25)	-	(0.25)	10.07	2.54	1,221,638	0.28 (d)	0.28 (d)	5.07 (d)	20
Year ended 08/31/24	9.99	0.54	0.09	0.63	(0.54)	-	(0.54)	10.07	6.33	1,271,282	0.29	0.29	5.34	75
Year ended 08/31/23	9.93	0.34	0.06	0.40	(0.34)	-	(0.34)	9.99	4.11	1,714,351	0.27	0.27	3.39	63
Year ended 08/31/22	10.08	0.07	(0.14)	(0.07)	(0.07)	(0.01)	(0.08)	9.93	(0.73)	1,946,594	0.27	0.27	0.64	53
Year ended 08/31/21	10.09	0.04	(0.01)	0.03	(0.04)	(0.00)	(0.04)	10.08	0.34	2,322,980	0.26	0.27	0.43	68
Year ended 08/31/20	10.04	0.18	0.05	0.23	(0.18)	-	(0.18)	10.09	2.29	2,176,172	0.27	0.27	1.73	42
Class R6
Six months ended 02/28/25	10.09	0.25	0.00	0.25	(0.25)	-	(0.25)	10.09	2.53	3,310	0.30 (d)	0.30 (d)	5.05 (d)	20
Year ended 08/31/24	10.01	0.54	0.08	0.62	(0.54)	-	(0.54)	10.09	6.31	4,185	0.30	0.31	5.33	75
Year ended 08/31/23	9.95	0.34	0.06	0.40	(0.34)	-	(0.34)	10.01	4.08	2,221	0.29	0.29	3.37	63
Year ended 08/31/22	10.09	0.06	(0.13)	(0.07)	(0.06)	(0.01)	(0.07)	9.95	(0.66)	3,709	0.29	0.29	0.62	53
Year ended 08/31/21	10.11	0.04	(0.02)	0.02	(0.04)	(0.00)	(0.04)	10.09	0.24	7,640	0.27	0.31	0.42	68
Period ended 08/31/20(f)	10.05	0.05	0.04	0.09	(0.03)	-	(0.03)	10.11	0.90	123	0.25 (d)	0.29 (d)	1.75 (d)	42

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of December 10, 2019.
(f)	Commencement date of May 15, 2020.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Conservative Income Fund

Notes to Financial Statements
February 28, 2025
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Conservative Income Fund (the “Fund”) is a series portfolio of Invesco Management Trust (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to provide capital preservation and current income while maintaining liquidity.
The Fund currently consists of four different classes of shares: Class A, Class Y, Institutional Class and Class R6. Class A, Class Y, Institutional Class and Class R6 shares are sold at net asset value.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations - Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

Invesco Conservative Income Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.
G.
Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the

Invesco Conservative Income Fund

U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $1 billion	0.25%
Over $1 billion	0.22%
For the six months ended February 28, 2025, the effective advisory fees incurred by the Fund was 0.24%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least December 31, 2025, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class Y, Institutional Class and Class R6 shares to 0.40%, 0.30%, 0.30% and 0.30%, respectively, of the Fund’s average daily net assets (the "expense limits"). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
For the six months ended February 28, 2025, the Adviser reimbursed class level expenses of $81,221, $63,691, $0 and $0 of Class A, Class Y, Institutional Class and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund. For the six months ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.10% of the Fund’s average daily net assets of Class A shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.10% of the average daily net assets of Class A shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. For the six months ended February 28, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2025, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,540.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund.

Invesco Conservative Income Fund

NOTE 6—Cash Balances
The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with BNY Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of August 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$6,118,161	$9,594,763	$15,712,924

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2025 was $255,881,504 and $263,591,380, respectively. As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$8,519,772
Aggregate unrealized (depreciation) of investments	(780,987)
Net unrealized appreciation of investments	$7,738,785
Cost of investments for tax purposes is $1,755,555,621.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended February 28, 2025(a)		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	7,242,514	$72,929,365	7,646,029	$76,734,560
Class Y	8,083,904	81,395,283	12,037,013	120,756,096
Institutional Class	25,877,898	260,610,625	35,825,095	359,372,241
Class R6	3,364	33,946	229,874	2,311,664
Issued as reinvestment of dividends:
Class A	543,325	5,473,129	1,150,030	11,540,030
Class Y	472,940	4,762,642	1,028,978	10,324,150
Institutional Class	1,647,523	16,590,468	3,748,054	37,604,804
Class R6	7,003	70,625	7,842	78,853
Reacquired:
Class A	(5,775,000)	(58,149,163)	(11,742,307)	(117,764,105)
Class Y	(7,830,818)	(78,837,189)	(19,045,846)	(190,959,867)
Institutional Class	(32,444,235)	(326,670,485)	(84,892,355)	(851,383,113)
Class R6	(97,032)	(978,152)	(44,806)	(449,248)
Net increase (decrease) in share activity	(2,268,614)	$(22,768,906)	(54,052,399)	$(541,833,935)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 86% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Conservative Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

Invesco Conservative Income Fund

SEC file number(s): 811-22957 and 333-195218
Invesco Distributors, Inc.
CINC-NCSRS

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

19(a)(1) Not applicable.

19(a)(2) Not applicable.

19(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

19(a)(4) Not applicable.

19(a)(5) Not applicable.

19(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Management Trust

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title:Principal Executive Officer

Date: May 02, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                          ..

Name:Glenn Brightman

Title:Principal Executive Officer

Date: May 02, 2025

By:       /s/ Adrien Deberghes                                             ____

Name:Adrien Deberghes

Title:Principal Financial Officer

Date:May 02, 2025